INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2017	2016

Raw materials and components	$1,963	$1,989
Work-in-progress	279	429
Finished products	16,530	14,696

	$18,772	$17,114